Leases (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Lease term	5 years
Lease amount	S/ 1,419,000	S/ 1,869,000
Bottom of range [member]
Leases (Details) [Line Items]
Percent of lease liability	5.20%
Top of range [member]
Leases (Details) [Line Items]
Percent of lease liability	6.20%